`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 7, 2008

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		170829

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      411    14732 SH       Sole                                      14732
Advantage Energy Incom Tr Unit COM              00762L101       98    10700 SH       Sole                                      10700
Amgen Inc                      COM              031162100     1963    33120 SH       Sole                                      33120
Berkshire Hathaway Inc Del Cl  COM              084670108     3265       25 SH       Sole                                         25
Berkshire Hathaway Inc Del Cl  COM              084670207    18138     4127 SH       Sole                                       4127
Burlington Nrthn Santa         COM              12189T104      222     2400 SH       Sole                                       2400
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       Sole                                      20000
Chemical Finl Corp Com         COM              163731102      267     8565 SH       Sole                                       8565
ChevronTexaco Corp Com         COM              166764100    11289   136873 SH       Sole                                     136873
Cisco Sys Inc                  COM              17275R102     4593   203570 SH       Sole                                     203570
Coca-Cola                      COM              191216100     3063    57926 SH       Sole                                      57926
Colgate Palmolive              COM              194162103      248     3297 SH       Sole                                       3297
ConocoPhillips Com             COM              20825C104     8573   117043 SH       Sole                                     117043
Csx Corp Com                   COM              126408103      419     7680 SH       Sole                                       7680
Dell Computer                  COM              24702R101     1690   102521 SH       Sole                                     102521
Du Pont E I De Nemours Com     COM              263534109      243     6036 SH       Sole                                       6036
Duke Energy Corp               COM              26441c105      187    10707 SH       Sole                                      10707
Exxon Mobil Corp Com           COM              30231G102    20033   257953 SH       Sole                                     257953
Fuelnation Inc Com New         COM              359528205        0    10000 SH       Sole                                      10000
General Electric Co            COM              369604103     5838   228938 SH       Sole                                     228938
Global Crossing                COM              G3921A100        0    13195 SH       Sole                                      13195
Hershey Foods Corp Com         COM              427866108      765    19360 SH       Sole                                      19360
Home Depot                     COM              437076102     3169   122413 SH       Sole                                     122413
International Pwr Grou Com     COM              46018A100        1    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    11845   170976 SH       Sole                                     170976
Kinder Morgan Mgmt Llc Shs     COM              49455U100     2597    52792 SH       Sole                                      52792
Lowes Cos Inc Com              COM              548661107     1253    52889 SH       Sole                                      52889
Mcgraw Hill Inc Com            COM              580645109      386    12221 SH       Sole                                      12221
Microsoft                      COM              594918104     3903   146232 SH       Sole                                     146232
Nokia Corp Sponsored Adr       COM              654902204     2881   154461 SH       Sole                                     154461
North European Oil Royalty Tru COM              659310106      232     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     4872   239899 SH       Sole                                     239899
Pepsico                        COM              713448108     4994    70078 SH       Sole                                      70078
Pfizer                         COM              717081103     3297   178802 SH       Sole                                     178802
Proctor & Gamble               COM              742718109     3361    48221 SH       Sole                                      48221
Provident Energy Tr Unit       COM              74386K104     1368   152290 SH       Sole                                     152290
SLM Corp                       COM              78442P106     2332   188940 SH       Sole                                     188940
Southern Co Com                COM              842587107      228     6055 SH       Sole                                       6055
Spdr Gold Tr Gold Shs          COM              78463V107    13372   157190 SH       Sole                                     157190
Union Pac Corp Com             COM              907818108      447     6280 SH       Sole                                       6280
United Healthcare Corp Com     COM              91324P102     3324   130922 SH       Sole                                     130922
Vanguard Whitehall Fds High Di COM              921946406      584    13921 SH       Sole                                      13921
Wal-Mart Stores Inc            COM              931142103      273     4558 SH       Sole                                       4558
Walgreens, Inc.                COM              931422109     1348    43528 SH       Sole                                      43528
iShares Comex Gold Tr Ishares  COM              464285105     3018    35315 SH       Sole                                      35315
iShares Tr Dj Us Energy        COM              464287796      263     6995 SH       Sole                                       6995
iShares Tr S&P 100 Idx Fd      COM              464287101     4827    91016 SH       Sole                                      91016
iShares Tr S&P Gbl Energy      COM              464287341    15349   407038 SH       Sole                                     407038